SCHEDULE OF ASSETS SEGMENTS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Total segment assets	$ 202,377,384	$ 312,566,366
PRC And Other Subsidiaries [Member]
Segment Reporting Information [Line Items]
Total segment assets	145,039,427	140,834,100
Ninjas in Pyjamas [Member]
Segment Reporting Information [Line Items]
Total segment assets	18,145,297	171,732,266
Mining Business [Member]
Segment Reporting Information [Line Items]
Total segment assets	$ 39,192,660